Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Communication Services (10.0%)
Alphabet, Inc. - Class A	742,997	180,623
Alphabet, Inc. - Class C	596,467	145,269
AT&T, Inc.	913,309	25,792
Charter Communications, Inc. - Class A *	11,729	3,227
Comcast Corp. - Class A	470,394	14,780
Electronic Arts, Inc.	28,524	5,753
Fox Corp. - Class A	25,545	1,611
Fox Corp. - Class B	17,886	1,025
The Interpublic Group of Companies, Inc.	47,465	1,325
Live Nation Entertainment, Inc. *	18,698	3,055
Match Group, Inc.	29,201	1,031
Meta Platforms, Inc. - Class A	277,038	203,451
Netflix, Inc. *	54,275	65,071
News Corp. - Class A	49,274	1,513
News Corp. - Class B	14,592	504
Omnicom Group, Inc.	25,190	2,054
Paramount Skydance Corp. - Class B	25,448	481
Take-Two Interactive Software, Inc. *	21,225	5,484
TKO Group Holdings, Inc.	8,607	1,738
T-Mobile US, Inc.	61,359	14,688
The Trade Desk, Inc. - Class A *	58,066	2,846
Verizon Communications, Inc.	538,545	23,669
The Walt Disney Co.	229,648	26,295
Warner Bros. Discovery, Inc. *	316,227	6,176

Total		737,461

Consumer Discretionary (10.4%)
Airbnb, Inc. - Class A *	55,492	6,738
Amazon.com, Inc. *	1,239,615	272,182
Aptiv PLC *	28,014	2,415
AutoZone, Inc. *	2,151	9,228
Best Buy Co., Inc.	25,128	1,900
Booking Holdings, Inc.	4,140	22,353
CarMax, Inc. *	20,002	898
Carnival Corp. *	132,166	3,821
Chipotle Mexican Grill, Inc. *	173,359	6,794
D.R. Horton, Inc.	35,571	6,028
Darden Restaurants, Inc.	15,224	2,898
Deckers Outdoor Corp. *	18,584	1,884
Domino’s Pizza, Inc.	3,989	1,722

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
DoorDash, Inc. - Class A *	47,282	12,860
eBay, Inc.	57,695	5,247
Expedia Group, Inc.	15,005	3,207
Ford Motor Co.	505,805	6,050
Garmin, Ltd.	19,906	4,901
General Motors Co.	121,241	7,392
Genuine Parts Co.	17,777	2,464
Hasbro, Inc.	16,603	1,259
Hilton Worldwide Holdings, Inc.	30,041	7,794
The Home Depot, Inc.	127,081	51,492
Las Vegas Sands Corp.	39,455	2,122
Lennar Corp. - Class A	29,071	3,664
LKQ Corp.	33,906	1,036
Lowe’s Companies, Inc.	71,483	17,965
Lululemon Athletica, Inc. *	14,482	2,577
Marriott International, Inc.	28,712	7,478
McDonald’s Corp.	91,148	27,699
MGM Resorts International *	26,612	922
Mohawk Industries, Inc. *	6,980	900
NIKE, Inc. - Class B	151,581	10,570
Norwegian Cruise Line Holdings, Ltd. *	57,774	1,423
NVR, Inc. *	376	3,021
O’Reilly Automotive, Inc. *	108,377	11,684
Pool Corp.	4,195	1,301
PulteGroup, Inc.	25,095	3,316
Ralph Lauren Corp.	5,150	1,615
Ross Stores, Inc.	41,663	6,349
Royal Caribbean Cruises, Ltd.	32,018	10,360
Starbucks Corp.	145,172	12,282
Tapestry, Inc.	26,759	3,030
Tesla, Inc. *	358,424	159,398
The TJX Cos., Inc.	142,496	20,596
Tractor Supply Co.	68,035	3,869
Ulta Beauty, Inc. *	5,809	3,176
Williams-Sonoma, Inc.	15,912	3,110
Wynn Resorts, Ltd.	10,385	1,332
Yum! Brands, Inc.	35,189	5,349

Total		767,671

Consumer Staples (4.9%)
Altria Group, Inc.	214,509	14,170
Archer-Daniels-Midland Co.	61,712	3,687
Brown-Forman Corp. - Class B	23,781	644

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Consumer Staples continued
Bunge Global SA	17,253	1,402
The Campbell’s Company	25,003	790
Church & Dwight Co., Inc.	31,841	2,790
The Clorox Co.	16,089	1,984
The Coca-Cola Co.	494,731	32,811
Colgate-Palmolive Co.	103,131	8,244
Conagra Brands, Inc.	63,153	1,156
Constellation Brands, Inc. - Class A	18,237	2,456
Costco Wholesale Corp.	56,645	52,432
Dollar General Corp.	28,268	2,921
Dollar Tree, Inc. *	25,416	2,398
The Estee Lauder Cos., Inc. - Class A	30,243	2,665
General Mills, Inc.	68,295	3,443
The Hershey Co.	18,962	3,547
Hormel Foods Corp.	37,920	938
The J.M. Smucker Co.	13,924	1,512
Kellanova	34,283	2,812
Kenvue, Inc.	248,437	4,032
Keurig Dr. Pepper, Inc.	167,400	4,270
Kimberly-Clark Corp.	42,873	5,331
The Kraft Heinz Co.	106,751	2,780
The Kroger Co.	77,272	5,209
Lamb Weston Holdings, Inc.	18,664	1,084
McCormick & Co., Inc. - Non-Voting Shares	32,490	2,174
Molson Coors Beverage Co. - Class B	22,888	1,036
Mondelez International, Inc.	164,904	10,302
Monster Beverage Corp. *	91,430	6,154
PepsiCo, Inc.	174,870	24,559
Philip Morris International, Inc.	198,821	32,249
The Procter & Gamble Co.	299,188	45,970
Sysco Corp.	60,555	4,986
Target Corp.	58,437	5,242
Tyson Foods, Inc. - Class A	37,483	2,035
Walmart, Inc.	560,630	57,779

Total		357,994

Energy (2.9%)
APA Corp.	42,216	1,025
Baker Hughes Co.	125,175	6,099
Chevron Corp.	245,820	38,173
ConocoPhillips	159,526	15,090

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Energy continued
Coterra Energy, Inc.	96,068	2,272
Devon Energy Corp.	82,615	2,897
Diamondback Energy, Inc.	23,608	3,378
EOG Resources, Inc.	70,224	7,874
EQT Corp.	77,758	4,232
Expand Energy Corp.	27,183	2,888
Exxon Mobil Corp.	544,539	61,397
Halliburton Co.	112,209	2,760
Kinder Morgan, Inc.	250,256	7,085
Marathon Petroleum Corp.	38,741	7,467
Occidental Petroleum Corp.	88,103	4,163
ONEOK, Inc.	80,396	5,867
Phillips 66	51,341	6,983
Schlumberger NV	193,109	6,637
Targa Resources Corp.	27,273	4,569
Texas Pacific Land Corp.	2,435	2,273
Valero Energy Corp.	40,299	6,861
The Williams Cos., Inc.	155,475	9,849

Total		209,839

Financials (13.4%)
Aflac, Inc.	61,268	6,844
The Allstate Corp.	33,520	7,195
American Express Co.	69,330	23,029
American International Group, Inc.	70,762	5,558
Ameriprise Financial, Inc.	11,955	5,873
Aon PLC	27,784	9,907
Apollo Global Management, Inc.	57,921	7,719
Arch Capital Group, Ltd.	48,021	4,357
Arthur J. Gallagher & Co.	32,369	10,026
Assurant, Inc.	6,496	1,407
Bank of America Corp.	870,393	44,904
The Bank of New York Mellon Corp.	90,080	9,815
Berkshire Hathaway, Inc. - Class B *	234,220	117,752
BlackRock, Inc.	18,395	21,446
Blackstone, Inc.	93,557	15,984
Block, Inc. - Class A *	70,079	5,065
Brown & Brown, Inc.	36,111	3,387
Capital One Financial Corp.	81,617	17,350
Cboe Global Markets, Inc.	13,414	3,290
The Charles Schwab Corp.	217,944	20,807
Chubb, Ltd.	47,359	13,367
Cincinnati Financial Corp.	20,298	3,209
Citigroup, Inc.	235,136	23,866

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Financials continued
Citizens Financial Group, Inc.	55,795	2,966
CME Group, Inc.	46,365	12,527
Coinbase Global, Inc. - Class A *	28,887	9,749
Corpay, Inc. *	8,978	2,586
Erie Indemnity Co. - Class A	3,291	1,047
Everest Group, Ltd.	5,448	1,908
FactSet Research Systems, Inc.	4,941	1,416
Fidelity National Information Services, Inc.	67,487	4,450
Fifth Third Bancorp	85,883	3,826
Fiserv, Inc. *	69,432	8,952
Franklin Resources, Inc.	37,588	869
Global Payments, Inc.	30,299	2,517
Globe Life, Inc.	10,514	1,503
The Goldman Sachs Group, Inc.	38,666	30,792
The Hartford Insurance Group, Inc.	35,445	4,728
Huntington Bancshares, Inc.	186,788	3,226
Interactive Brokers Group, Inc. - Class A	56,057	3,857
Intercontinental Exchange, Inc.	72,966	12,293
Invesco, Ltd.	58,285	1,337
Jack Henry & Associates, Inc.	9,414	1,402
JPMorgan Chase & Co.	351,222	110,786
KeyCorp	122,447	2,288
KKR & Co., Inc.	87,473	11,367
Loews Corp.	22,394	2,248
M&T Bank Corp.	19,916	3,936
Marsh & McLennan Cos., Inc.	62,794	12,655
Mastercard, Inc. - Class A	105,439	59,975
MetLife, Inc.	72,553	5,976
Moody’s Corp.	19,706	9,389
Morgan Stanley	154,962	24,633
MSCI, Inc.	10,037	5,695
Nasdaq, Inc.	57,899	5,121
Northern Trust Corp.	24,142	3,249
PayPal Holdings, Inc. *	122,029	8,183
The PNC Financial Services Group, Inc.	50,300	10,107
Principal Financial Group, Inc.	26,318	2,182
The Progressive Corp.	74,813	18,475
Prudential Financial, Inc.	44,349	4,601
Raymond James Financial, Inc.	22,439	3,873

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Financials continued
Regions Financial Corp.	115,661	3,050
Robinhood Markets, Inc. - Class A *	98,857	14,154
S&P Global, Inc.	39,915	19,427
State Street Corp.	36,657	4,253
Synchrony Financial	47,046	3,343
T. Rowe Price Group, Inc.	28,347	2,910
The Travelers Cos., Inc.	28,620	7,991
Truist Financial Corp.	164,698	7,530
U.S. Bancorp	197,490	9,545
Visa, Inc. - Class A	216,970	74,069
W.R. Berkley Corp.	38,894	2,980
Wells Fargo & Co.	409,171	34,297
Willis Towers Watson PLC	12,458	4,304

Total		986,700

Health Care (8.8%)
Abbott Laboratories	222,306	29,776
AbbVie, Inc.	225,640	52,245
Agilent Technologies, Inc.	36,876	4,733
Align Technology, Inc. *	8,746	1,095
Amgen, Inc.	68,657	19,375
Baxter International, Inc.	65,489	1,491
Becton Dickinson and Co.	36,342	6,802
Biogen, Inc. *	18,958	2,656
Bio-Techne Corp.	20,303	1,129
Boston Scientific Corp. *	188,904	18,443
Bristol-Myers Squibb Co.	259,704	11,713
Cardinal Health, Inc.	30,652	4,811
Cencora, Inc.	24,764	7,739
Centene Corp. *	59,574	2,126
Charles River Laboratories International, Inc. *	6,320	989
The Cigna Group	34,372	9,908
The Cooper Cos., Inc. *	25,661	1,759
CVS Health Corp.	163,064	12,293
Danaher Corp.	81,197	16,098
DaVita, Inc. *	4,566	607
Dexcom, Inc. *	51,002	3,432
Edwards Lifesciences Corp. *	75,224	5,850
Elevance Health, Inc.	28,605	9,243
Eli Lilly & Co.	101,211	77,224
GE HealthCare Technologies, Inc.	58,920	4,425
Gilead Sciences, Inc.	158,487	17,592
HCA Healthcare, Inc.	20,921	8,916
Henry Schein, Inc. *	13,166	874
Hologic, Inc. *	28,999	1,957

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Humana, Inc.	15,504	4,034
IDEXX Laboratories, Inc. *	10,348	6,611
Incyte Corp. *	21,102	1,790
Insulet Corp. *	9,033	2,789
Intuitive Surgical, Inc. *	45,788	20,478
IQVIA Holdings, Inc. *	21,146	4,016
Johnson & Johnson	307,614	57,038
Labcorp Holdings, Inc.	10,372	2,977
McKesson Corp.	15,885	12,272
Medtronic PLC	163,491	15,571
Merck & Co., Inc.	319,038	26,777
Mettler-Toledo International, Inc. *	2,674	3,283
Moderna, Inc. *	44,403	1,147
Molina Healthcare, Inc. *	7,174	1,373
Pfizer, Inc.	725,965	18,498
Quest Diagnostics, Inc.	14,454	2,755
Regeneron Pharmaceuticals, Inc.	13,012	7,316
ResMed, Inc.	18,860	5,163
Revvity, Inc.	15,636	1,370
Solventum Corp. *	17,690	1,291
STERIS PLC	12,752	3,155
Stryker Corp.	43,871	16,218
Thermo Fisher Scientific, Inc.	48,232	23,393
UnitedHealth Group, Inc.	115,680	39,944
Universal Health Services, Inc. - Class B	7,544	1,542
Vertex Pharmaceuticals, Inc. *	32,748	12,825
Viatris, Inc.	149,322	1,478
Waters Corp. *	7,685	2,304
West Pharmaceutical Services, Inc.	9,164	2,404
Zimmer Biomet Holdings, Inc.	25,303	2,492
Zoetis, Inc.	57,283	8,382

Total		645,987

Industrials (8.2%)
3M Co.	68,032	10,557
A.O. Smith Corp.	14,901	1,094
Allegion PLC	11,022	1,955
AMETEK, Inc.	29,706	5,585
Automatic Data Processing, Inc.	51,729	15,182
Axon Enterprise, Inc. *	10,027	7,196
The Boeing Co. *	97,014	20,939
Broadridge Financial Solutions, Inc.	15,057	3,586
Builders FirstSource, Inc. *	14,219	1,724
C.H. Robinson Worldwide, Inc.	15,302	2,026

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Carrier Global Corp.	102,584	6,124
Caterpillar, Inc.	59,838	28,552
Cintas Corp.	44,105	9,053
Copart, Inc. *	113,460	5,102
CSX Corp.	237,271	8,425
Cummins, Inc.	17,759	7,501
Dayforce, Inc. *	20,884	1,439
Deere & Co.	32,169	14,710
Delta Air Lines, Inc.	83,075	4,715
Dover Corp.	17,718	2,956
Eaton Corp. PLC	49,725	18,610
EMCOR Group, Inc.	5,718	3,714
Emerson Electric Co.	72,360	9,492
Equifax, Inc.	15,581	3,997
Expeditors International of Washington, Inc.	17,620	2,160
Fastenal Co.	148,152	7,265
FedEx Corp.	27,704	6,533
Fortive Corp.	44,103	2,161
GE Vernova, Inc.	34,771	21,381
Generac Holdings, Inc. *	7,790	1,304
General Dynamics Corp.	32,412	11,052
General Electric Co.	135,448	40,745
Honeywell International, Inc.	81,095	17,071
Howmet Aerospace, Inc.	51,011	10,010
Hubbell, Inc.	6,846	2,946
Huntington Ingalls Industries, Inc.	4,991	1,437
IDEX Corp.	9,893	1,610
Illinois Tool Works, Inc.	33,703	8,788
Ingersoll-Rand, Inc.	46,197	3,817
J.B. Hunt Transport Services, Inc.	9,336	1,253
Jacobs Solutions, Inc.	15,460	2,317
Johnson Controls International PLC	83,322	9,161
L3Harris Technologies, Inc.	24,053	7,346
Leidos Holdings, Inc.	16,562	3,130
Lennox International, Inc.	4,186	2,216
Lockheed Martin Corp.	26,242	13,100
Masco Corp.	26,932	1,896
Nordson Corp.	7,031	1,596
Norfolk Southern Corp.	29,007	8,714
Northrop Grumman Corp.	17,158	10,455
Old Dominion Freight Line, Inc.	23,902	3,365
Otis Worldwide Corp.	50,456	4,613
PACCAR, Inc.	66,539	6,542
Parker Hannifin Corp.	16,441	12,465
Paychex, Inc.	41,505	5,261
Paycom Software, Inc.	6,260	1,303
Pentair PLC	20,248	2,243

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Quanta Services, Inc.	19,051	7,895
Republic Services, Inc.	26,238	6,021
Rockwell Automation, Inc.	14,190	4,960
Rollins, Inc.	35,876	2,107
RTX Corp.	170,970	28,608
Snap-on, Inc.	6,820	2,363
Southwest Airlines Co.	67,082	2,141
Stanley Black & Decker, Inc.	19,723	1,466
Textron, Inc.	23,599	1,994
Trane Technologies PLC	28,335	11,956
TransDigm Group, Inc.	7,227	9,525
Uber Technologies, Inc. *	266,368	26,096
Union Pacific Corp.	75,748	17,905
United Airlines Holdings, Inc. *	42,022	4,055
United Parcel Service, Inc. - Class B	94,771	7,916
United Rentals, Inc.	8,212	7,840
Veralto Corp.	31,928	3,404
Verisk Analytics, Inc.	17,619	4,431
W.W. Grainger, Inc.	5,625	5,360
Waste Management, Inc.	47,328	10,451
Westinghouse Air Brake Technologies Corp.	22,084	4,427
Xylem, Inc.	31,481	4,643

Total		605,054

Information Technology (34.4%)
Accenture PLC - Class A	79,556	19,619
Adobe, Inc. *	54,182	19,113
Advanced Micro Devices, Inc. *	207,284	33,536
Akamai Technologies, Inc. *	17,723	1,343
Amphenol Corp.	155,594	19,255
Analog Devices, Inc.	63,225	15,534
Apple, Inc.	1,895,542	482,662
Applied Materials, Inc.	102,502	20,986
AppLovin Corp. - Class A *	34,579	24,846
Arista Networks, Inc. *	131,493	19,160
Autodesk, Inc. *	27,527	8,745
Broadcom, Inc.	600,768	198,199
Cadence Design Systems, Inc. *	34,718	12,195
CDW Corp.	16,943	2,699
Cisco Systems, Inc.	505,805	34,607
Cognizant Technology Solutions Corp.	62,022	4,160
Corning, Inc.	99,852	8,191
CrowdStrike Holdings, Inc. *	31,838	15,613

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Datadog, Inc. - Class A *	41,399	5,895
Dell Technologies, Inc. - Class C	37,953	5,381
EPAM Systems, Inc. *	7,511	1,133
F5, Inc. *	7,396	2,390
Fair Isaac Corp. *	3,032	4,537
First Solar, Inc. *	13,619	3,003
Fortinet, Inc. *	82,433	6,931
Gartner, Inc. *	9,421	2,477
Gen Digital, Inc.	71,462	2,029
GoDaddy, Inc. - Class A *	18,073	2,473
Hewlett Packard Enterprise Co.	170,125	4,178
HP, Inc.	121,219	3,301
Intel Corp. *	558,544	18,739
International Business Machines Corp.	118,960	33,566
Intuit, Inc.	35,630	24,332
Jabil, Inc.	13,801	2,997
Keysight Technologies, Inc. *	21,553	3,770
KLA Corp.	16,855	18,180
Lam Research Corp.	161,656	21,646
Microchip Technology, Inc.	69,585	4,469
Micron Technology, Inc.	142,763	23,887
Microsoft Corp.	949,428	491,756
Monolithic Power Systems, Inc.	6,182	5,691
Motorola Solutions, Inc.	21,476	9,821
NetApp, Inc.	25,369	3,005
NVIDIA Corp.	3,116,578	581,491
NXP Semiconductors NV	32,505	7,402
ON Semiconductor Corp. *	51,458	2,537
Oracle Corp.	211,673	59,531
Palantir Technologies, Inc. - Class A *	290,488	52,991
Palo Alto Networks, Inc. *	84,770	17,261
PTC, Inc. *	15,406	3,128
QUALCOMM, Inc.	137,758	22,917
Roper Technologies, Inc.	13,895	6,929
Salesforce, Inc.	122,109	28,940
Seagate Technology Holdings PLC	25,994	6,136
ServiceNow, Inc. *	26,538	24,422
Skyworks Solutions, Inc.	19,316	1,487
Super Micro Computer, Inc. *	65,680	3,149
Synopsys, Inc. *	23,793	11,739
TE Connectivity PLC	38,155	8,376
Teledyne Technologies, Inc. *	6,098	3,574

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Teradyne, Inc.	20,635	2,840
Texas Instruments, Inc.	116,078	21,327
Trimble, Inc. *	30,540	2,494
Tyler Technologies, Inc. *	5,578	2,918
VeriSign, Inc.	10,452	2,922
Western Digital Corp.	43,237	5,191
Workday, Inc. - Class A *	27,812	6,695
Zebra Technologies Corp. *	6,522	1,938

Total		2,534,385

Materials (1.8%)
Air Products and
Chemicals, Inc.	28,301	7,718
Albemarle Corp.	15,324	1,243
Amcor PLC	298,700	2,443
Avery Dennison Corp.	10,059	1,631
Ball Corp.	35,694	1,800
CF Industries Holdings, Inc.	20,845	1,870
Corteva, Inc.	87,624	5,926
Dow, Inc.	90,718	2,080
DuPont de Nemours, Inc.	54,347	4,234
Eastman Chemical Co.	14,783	932
Ecolab, Inc.	32,617	8,933
Freeport-McMoRan, Inc.	183,019	7,178
International Flavors & Fragrances, Inc.	32,877	2,023
International Paper Co.	67,997	3,155
Linde PLC	59,893	28,449
LyondellBasell Industries NV	33,245	1,630
Martin Marietta Materials, Inc.	7,757	4,889
The Mosaic Co.	40,622	1,409
Newmont Corp.	140,303	11,829
Nucor Corp.	29,690	4,021
Packaging Corp. of America	11,699	2,550
PPG Industries, Inc.	29,207	3,070
The Sherwin-Williams Co.	29,664	10,271
Smurfit WestRock PLC	63,851	2,718
Steel Dynamics, Inc.	17,764	2,477
Vulcan Materials Co.	17,024	5,237

Total		129,716

Real Estate (1.9%)
Alexandria Real Estate Equities, Inc.	19,913	1,660
American Tower Corp.	59,809	11,503
AvalonBay Communities, Inc.	18,289	3,533
BXP, Inc.	18,581	1,381
Camden Property Trust	14,053	1,501
CBRE Group, Inc. *	37,755	5,949

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
CoStar Group, Inc. *	53,565	4,519
Crown Castle, Inc.	56,315	5,434
Digital Realty Trust, Inc.	40,250	6,958
Equinix, Inc.	12,428	9,734
Equity Residential	44,660	2,891
Essex Property Trust, Inc.	8,274	2,215
Extra Space Storage, Inc.	26,687	3,761
Federal Realty Investment Trust	9,945	1,008
Healthpeak Properties, Inc.	89,728	1,718
Host Hotels & Resorts, Inc.	81,672	1,390
Invitation Homes, Inc.	73,093	2,144
Iron Mountain, Inc.	38,340	3,908
Kimco Realty Corp.	84,389	1,844
Mid-America Apartment Communities, Inc.	14,983	2,094
Prologis, Inc.	118,540	13,575
Public Storage	20,371	5,884
Realty Income Corp.	117,093	7,118
Regency Centers Corp.	21,039	1,534
SBA Communications Corp.	13,955	2,698
Simon Property Group, Inc.	39,741	7,458
UDR, Inc.	39,598	1,475
Ventas, Inc.	53,862	3,770
VICI Properties, Inc.	136,248	4,443
Welltower, Inc.	85,428	15,218
Weyerhaeuser Co.	94,602	2,345

Total		140,663

Utilities (2.3%)
The AES Corp.	88,598	1,166
Alliant Energy Corp.	33,363	2,249
Ameren Corp.	34,801	3,633
American Electric Power Co., Inc.	69,009	7,763
American Water Works Co., Inc.	25,146	3,500
Atmos Energy Corp.	19,735	3,370
CenterPoint Energy, Inc.	84,494	3,278
CMS Energy Corp.	39,228	2,874
Consolidated Edison, Inc.	45,269	4,550
Constellation Energy Corp.	39,903	13,131
Dominion Energy, Inc.	108,848	6,658
DTE Energy Co.	26,492	3,747
Duke Energy Corp.	100,098	12,387
Edison International	49,674	2,746
Entergy Corp.	55,946	5,214
Evergy, Inc.	30,276	2,302
Eversource Energy	46,760	3,326

Index 500 Stock Portfolio

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Exelon Corp.	130,899	5,892
FirstEnergy Corp.	65,814	3,016
NextEra Energy, Inc.	262,813	19,840
NiSource, Inc.	55,036	2,383
NRG Energy, Inc.	25,155	4,074
PG&E Corp.	281,997	4,253
Pinnacle West Capital Corp.	14,834	1,330
PPL Corp.	92,514	3,438

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Public Service Enterprise Group, Inc.	64,560	5,388
Sempra	82,075	7,385
The Southern Co.	140,402	13,306
Vistra Corp.	40,680	7,970
WEC Energy Group, Inc.	40,993	4,697

Common Stocks (99.0%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Xcel Energy, Inc.	72,976	5,885

Total		170,751

Total Common Stocks (Cost: $1,916,692)		7,286,221

Total Investments (99.0%) (Cost: $1,916,692)@		7,286,221

Other Assets, Less Liabilities (1.0%)		70,856

Net Assets (100.0%)		7,357,077

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P 500 Future	Long	USD	11	216	12/25	$72,779	$780	$273

							$780	$273

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$273	$273	$–	$ –	$ –	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,916,692 and the net unrealized appreciation of investments based on that cost was $5,370,309 which is comprised of $5,456,775 aggregate gross unrealized appreciation and $86,466 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$7,286,221	$—	$—
Other Financial Instruments^
Futures	780	—	—

Total Assets:	$7,287,001	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand